Income taxes Income taxes - Provisional Tax Expense (Benefit) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Income Tax Disclosure [Abstract]
Remeasurement of net deferred tax liabilities	$ (1,472)
Repatriation tax	723
Other items	39
Net income tax (benefit)	$ (710)